Revenue - Revenue from Forward Contracts (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Net unrealized gains (losses)	$ (2,802)	$ 2,372	$ (10,087)	$ 5,882	$ 8,178	$ 3,581
Forward sales contracts
Derivatives
Net unrealized gains (losses)		(3,300)	7,300	(3,900)	4,800	2,200
Revenue	$ 56,600	$ 42,300	$ 147,000	$ 106,200	$ 145,600	$ 123,800